UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

TrueShares Structured Outcome January ETF
JANZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome January ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$24,264,710
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/janz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	91.0%
Purchased Options	7.6%
Money Market Funds	0.1%
Written Options	-1.4%
Cash & Other	2.7%

Top 10 Issuers	(%)
United States Treasury Bill	91.0%
SPDR S&P 500 ETF Trust	6.2%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/janz.
TrueShares Structured Outcome January ETF	PAGE 1	TSR-SAR-53656F763

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome January ETF	PAGE 2	TSR-SAR-53656F763

TrueShares Structured Outcome February ETF
FEBZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome February ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,331,958
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/febz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	94.8%
Purchased Options	6.6%
Money Market Funds	0.1%
Written Options	-1.9%
Cash & Other	0.4%

Top 10 Issuers	(%)
United States Treasury Bill	94.8%
SPDR S&P 500 ETF ust	4.8%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/febz.
TrueShares Structured Outcome February ETF	PAGE 1	TSR-SAR-53656F755

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome February ETF	PAGE 2	TSR-SAR-53656F755

TrueShares Structured Outcome March ETF
MARZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome March ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$14,056,398
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/marz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	93.1%
Purchased Options	7.9%
Money Market Funds	0.1%
Written Options	-1.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
United States Treasury Bill	93.1%
SPDR S&P 500 ETF ust	6.0%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/marz.
TrueShares Structured Outcome March ETF	PAGE 1	TSR-SAR-53656F748

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome March ETF	PAGE 2	TSR-SAR-53656F748

TrueShares Structured Outcome April ETF
APRZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome April ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,386,127
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/aprz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	85.0%
Purchased Options	11.9%
Money Market Funds	0.2%
Written Options	-1.6%
Cash & Other	4.5%

Top 10 Issuers	(%)
United States Treasury Bill	85.0%
SPDR S&P 500 ETF Trust	10.4%
First American Treasury Obligations Fund	0.2%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/aprz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome April ETF	PAGE 1	TSR-SAR-53656F730

TrueShares Structured Outcome May ETF
MAYZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome May ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$8,806,318
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/mayz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	86.9%
Purchased Options	13.1%
Money Market Funds	0.2%
Written Options	-1.7%
Cash & Other	1.5%

Top 10 Issuers	(%)
United States Treasury Bill	87.0%
SPDR S&P 500 ETF Trust	11.4%
First American Treasury Obligations Fund	0.2%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/mayz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome May ETF	PAGE 1	TSR-SAR-53656F797

TrueShares Structured Outcome June ETF
JUNZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome June ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,397,145
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/junz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	87.9%
Purchased Options	9.6%
Money Market Funds	0.1%
Written Options	-2.4%
Cash & Other	4.8%

Top 10 Issuers	(%)
United States Treasury Bill	88.0%
SPDR S&P 500 ETF Trust	7.1%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/junz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome June ETF	PAGE 1	TSR-SAR-53656F771

TrueShares Structured Outcome July ETF
JULZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome July ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$35,175,518
Number of Holdings	5
Portfolio Turnover	0%
Visit https://www.true-shares.com/julz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	88.7%
Purchased Options	7.2%
Money Market Funds	0.0%
Written Options	-3.3%
Cash & Other	7.4%

Top 10 Issuers	(%)
United States Treasury Bill	88.7%
SPDR S&P 500 ETF Trust	3.9%
First American Treasury Obligations Fund	0.0%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/julz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome July ETF	PAGE 1	TSR-SAR-53656F664

TrueShares Structured Outcome August ETF
AUGZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome August ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,630,213
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/augz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	89.5%
Purchased Options	9.8%
Money Market Funds	0.1%
Written Options	-0.1%
Cash & Other	0.7%

Top 10 Issuers	(%)
United States Treasury Bill	89.5%
SPDR S&P 500 ETF Trust	9.7%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/augz.
TrueShares Structured Outcome August ETF	PAGE 1	TSR-SAR-53656F722

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome August ETF	PAGE 2	TSR-SAR-53656F722

TrueShares Structured Outcome September ETF
SEPZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome September ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$113,179,133
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/sepz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	91.2%
Purchased Options	8.7%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	0.2%

Top 10 Issuers	(%)
United States Treasury Bill	91.3%
SPDR S&P 500 ETF Trust	8.5%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/sepz.
TrueShares Structured Outcome September ETF	PAGE 1	TSR-SAR-53656F714

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome September ETF	PAGE 2	TSR-SAR-53656F714

TrueShares Structured Outcome October ETF
OCTZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome October ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,906,127
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/octz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	92.4%
Purchased Options	7.6%
Money Market Funds	0.2%
Written Options	-0.5%
Cash & Other	0.3%

Top 10 Issuers	(%)
United States Treasury Bill	92.4%
SPDR S&P 500 ETF Trust	7.2%
First American Treasury Obligations Fund	0.2%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/octz.
TrueShares Structured Outcome October ETF	PAGE 1	TSR-SAR-53656F698

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome October ETF	PAGE 2	TSR-SAR-53656F698

TrueShares Structured Outcome November ETF
NOVZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome November ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$30,986,145
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/novz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	91.5%
Purchased Options	8.9%
Money Market Funds	0.1%
Written Options	-0.7%
Cash & Other	0.2%

Top 10 Issuers	(%)
United States Treasury Bill	91.6%
SPDR S&P 500 ETF Trust	8.2%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/novz.
TrueShares Structured Outcome November ETF	PAGE 1	TSR-SAR-53656F680

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome November ETF	PAGE 2	TSR-SAR-53656F680

TrueShares Structured Outcome December ETF
DECZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-877-774-8783.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
TrueShares Structured Outcome December ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$21,124,915
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/decz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Bills	94.7%
Purchased Options	5.5%
Money Market Funds	0.1%
Written Options	-1.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
United States Treasury Bill	94.7%
SPDR S&P 500 ETF Trust	4.2%
First American Treasury Obligations Fund	0.1%
Other Material Fund Changes:
The LiFT Board has approved an Agreement and Plan of Reorganization for the Funds to convert into a newly-created series of the Elevation Series Trust. The Reorganizations are primarily being driven by the Advisor’s pursuit of operational efficiencies by transitioning to an administrator that services other products managed by the Advisor.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/decz.
TrueShares Structured Outcome December ETF	PAGE 1	TSR-SAR-53656F672

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-877-774-8783, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome December ETF	PAGE 2	TSR-SAR-53656F672

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TrueShares Structured Outcome ETFs
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)
TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
Core Financial Statements and Other Information
June 30, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

TrueShares Structured Outcome (January) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.6%
Call Options - 7.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08(a)(b)(f)	$20,265,480	328	$1,844,383
TOTAL PURCHASED OPTIONS (Cost $1,468,792)			1,844,383
		Shares
SHORT-TERM INVESTMENTS - 91.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		17,564	17,564
		Par
U.S. Treasury Bills - 91.0%
4.16%, 12/26/2025(d)(e)		$22,539,000	22,081,109
TOTAL SHORT-TERM INVESTMENTS (Cost $22,110,104)			22,098,673
TOTAL INVESTMENTS - 98.7% (Cost $23,578,896)			$23,943,056
Other Assets in Excess of Liabilities - 1.3%			321,654
TOTAL NET ASSETS - 100.0%			$24,264,710

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $14,695,200 which represented 60.6% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

1

TrueShares Structured Outcome (January) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $527.47(a)(b)	$(27,370,755)	(443)	$(333,801)
TOTAL WRITTEN OPTIONS (Premiums received $706,782)			$(333,801)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ —	$1,844,383	$ —	$1,844,383
Money Market Funds	17,564	—	—	17,564
U.S. Treasury Bills	—	22,081,109		22,081,109
Total Investments	$17,564	$23,925,492	$—	$23,943,056
Liabilities:
Investments:
Written Options	$—	$(333,801)	$—	$(333,801)
Total Investments	$—	$(333,801)	$—	$(333,801)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

TrueShares Structured Outcome (February) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.6%
Call Options - 6.6%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82(a)(b)(f)	$7,908,480	128	$616,937
TOTAL PURCHASED OPTIONS (Cost $576,016)			616,937
		Shares
SHORT-TERM INVESTMENTS - 94.9%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		6,926	6,926
		Par
U.S. Treasury Bills - 94.8%
4.14%, 01/22/2026(d)(e)		$9,049,000	8,843,463
TOTAL SHORT-TERM INVESTMENTS (Cost $8,850,340)			8,850,389
TOTAL INVESTMENTS - 101.5% (Cost $9,426,356)			$9,467,326
Liabilities in Excess of Other Assets - (1.5)%			(135,368)
TOTAL NET ASSETS - 100.0%			$9,331,958

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $3,908,560 which represented 41.9% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

3

TrueShares Structured Outcome (February) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $541.64(a)(b)	$(10,441,665)	(169)	$(172,819)
TOTAL WRITTEN OPTIONS (Premiums received $264,830)			$(172,819)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$616,937	$—	$616,937
Money Market Funds	6,926		—	6,926
U.S. Treasury Bills		8,843,463		8,843,463
Total Investments	$6,926	$9,460,400	$—	$9,467,326
Liabilities:
Investments:
Written Options	$—	$(172,819)	$—	$(172,819)
Total Investments	$—	$(172,819)	$—	$(172,819)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

TrueShares Structured Outcome (March) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.9%
Call Options - 7.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18(a)(b)(f)	$11,986,290	194	$1,109,653
TOTAL PURCHASED OPTIONS (Cost $916,626)			1,109,653
		Shares
SHORT-TERM INVESTMENTS - 93.2%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		10,629	10,629
		Par
U.S. Treasury Bills - 93.1%
4.17%, 02/19/2026(d)(e)		$13,425,000	13,085,595
TOTAL SHORT-TERM INVESTMENTS (Cost $13,086,879)			13,096,224
TOTAL INVESTMENTS - 101.1% (Cost $14,003,505)			$14,205,877
Liabilities in Excess of Other Assets - (1.1)%			(149,479)
TOTAL NET ASSETS - 100.0%			$14,056,398

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $7,796,800 which represented 55.5% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

5

TrueShares Structured Outcome (March) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $534.76(a)(b)	$(15,816,960)	(256)	$(268,749)
TOTAL WRITTEN OPTIONS (Premiums received $432,611)			$(268,749)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,109,653	$—	$1,109,653
Money Market Funds	10,629		—	10,629
U.S. Treasury Bills		13,085,595		13,085,595
Total Investments	$10,629	$14,195,248	$—	$14,205,877
Liabilities:
Investments:
Written Options	$—	$(268,749)	$—	$(268,749)
Total Investments	$—	$(268,749)	$—	$(268,749)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

TrueShares Structured Outcome (April) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 11.9%
Call Options - 11.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39(a)(b)(f)	$9,700,245	157	$1,360,016
TOTAL PURCHASED OPTIONS (Cost $826,323)			1,360,016
		Shares
SHORT-TERM INVESTMENTS - 85.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.23%(c)		21,029	21,029
		Par
U.S. Treasury Bills - 85.0%
4.09%, 03/19/2026(d)(e)		$9,958,000	9,676,907
TOTAL SHORT-TERM INVESTMENTS (Cost $9,694,936)			9,697,936
TOTAL INVESTMENTS - 97.1% (Cost $10,521,259)			$11,057,952
Other Assets in Excess of Liabilities - 2.9%			328,175
TOTAL NET ASSETS - 100.0%			$11,386,127

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $3,886,920 which represented 34.1% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

7

TrueShares Structured Outcome (April) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Put Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $503.45(a)(b)	$(12,913,065)	(209)	$(179,847)
TOTAL WRITTEN OPTIONS (Premiums received $338,068)			$(179,847)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,360,016	$—	$1,360,016
Money Market Funds	21,029		—	21,029
U.S. Treasury Bills		9,676,907		9,676,907
Total Investments	$21,029	$11,036,923	$—	$11,057,952
Liabilities:
Investments:
Written Options	$—	$(179,847)	$—	$(179,847)
Total Investments	$—	$(179,847)	$—	$(179,847)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

TrueShares Structured Outcome (May) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 13.1%
Call Options - 13.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54(a)(b)(f)	$7,599,555	123	$1,151,281
TOTAL PURCHASED OPTIONS (Cost $731,576)			1,151,281
		Shares
SHORT-TERM INVESTMENTS - 87.1%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.23%(c)		16,463	16,463
		Par
U.S. Treasury Bills - 86.9%
3.99%, 04/16/2026(d)(e)		$7,903,000	7,659,416
TOTAL SHORT-TERM INVESTMENTS (Cost $7,675,834)			7,675,879
TOTAL INVESTMENTS - 100.2% (Cost $8,407,410)			$8,827,160
Liabilities in Excess of Other Assets - (0.2)%			(20,842)
TOTAL NET ASSETS - 100.0%			$8,806,318

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $4,845,650 which represented 55.0% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

9

TrueShares Structured Outcome (May) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $499.09(a)(b)	$(10,009,170)	(162)	$(146,080)
TOTAL WRITTEN OPTIONS (Premiums received $322,472)			$(146,080)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ —	$1,151,281	$ —	$1,151,281
Money Market Funds	16,463		—	16,463
U.S. Treasury Bills	—	7,659,416	—	7,659,416
Total Investments	$16,463	$8,810,697	$—	$8,827,160
Liabilities:
Investments:
Written Options	$—	$(146,080)	$—	$(146,080)
Total Investments	$—	$(146,080)	$—	$(146,080)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

TrueShares Structured Outcome (June) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.6%
Call Options - 9.6%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39(a)(b)(f)	$7,970,265	129	$897,419
TOTAL PURCHASED OPTIONS (Cost $683,965)			897,419
		Shares
SHORT-TERM INVESTMENTS - 88.0%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		6,876	6,876
		Par
U.S. Treasury Bills - 87.9%
4.10%, 05/14/2026(d)(e)		8,555,000	8,266,317
TOTAL SHORT-TERM INVESTMENTS (Cost $8,265,231)			8,273,193
TOTAL INVESTMENTS - 97.6% (Cost $8,949,196)			$9,170,612
Other Assets in Excess of Liabilities - 2.4%			226,533
TOTAL NET ASSETS - 100.0%			$9,397,145

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $2,898,690 which represented 30.8% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

11

TrueShares Structured Outcome (June) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Put Options - (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $530.45(a)(b)	$(10,565,235)	(171)	$(226,028)
TOTAL WRITTEN OPTIONS (Premiums received $323,352)			$(226,028)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$897,419	$—	$897,419
Money Market Funds	6,876	—	—	6,876
U.S. Treasury Bills	—	8,266,317	—	8,266,317
Total Investments	$6,876	$9,163,736	$—	$9,170,612
Liabilities:
Investments:
Written Options	$—	$(226,028)	$—	$(226,028)
Total Investments	$—	$(226,028)	$—	$(226,028)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

TrueShares Structured Outcome (July) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.2%
Call Options - 7.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85(a)(b)(g)	$30,336,435	491	$2,519,321
TOTAL PURCHASED OPTIONS (Cost $2,520,330)			2,519,321
		Shares
SHORT-TERM INVESTMENTS - 88.7%
Money Market Funds - 0.0%(c)
First American Treasury Obligations Fund - Class X, 4.23%(d)		13,145	13,145
		Par
U.S. Treasury Bills - 88.7%
4.05%, 06/11/2026(e)(f)		$32,370,000	31,189,641
TOTAL SHORT-TERM INVESTMENTS (Cost $31,174,040)			31,202,786
TOTAL INVESTMENTS - 95.9% (Cost $33,694,370)			$33,722,107
Other Assets in Excess of Liabilities - 4.1%			1,453,411
TOTAL NET ASSETS - 100.0%			$35,175,518

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $4,817,700 which represented 13.7% of net assets.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

13

TrueShares Structured Outcome (July) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Put Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07(a)(b)	(39,109,905)	(633)	$(1,161,555)
TOTAL WRITTEN OPTIONS (Premiums received $1,160,255)			$(1,161,555)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,519,321	$—	$2,519,321
Money Market Funds	13,145	—	—	13,145
U.S. Treasury Bills		31,189,641	—	31,189,641
Total Investments	$13,145	$33,708,962	$—	$33,722,107
Liabilities:
Investments:
Written Options	$—	$(1,161,555)	$—	$(1,161,555)
Total Investments	$—	$(1,161,555)	$—	$(1,161,555)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

TrueShares Structured Outcome (August) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.8%
Call Options - 9.8%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81(a)(b)(f)	$18,844,425	305	$2,119,268
TOTAL PURCHASED OPTIONS (Cost $1,011,854)			2,119,268
		Shares
SHORT-TERM INVESTMENTS - 89.6%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.24 4.23%(c)		15,745	15,745
		Par
U.S. Treasury Bills - 89.5%
4.64%, 07/10/2025(d)(e)		$19,385,000	19,364,727
TOTAL SHORT-TERM INVESTMENTS (Cost $19,379,081)			19,380,472
TOTAL INVESTMENTS - 99.4% (Cost $20,390,935)			$21,499,740
Other Assets in Excess of Liabilities - 0.6%			130,473
TOTAL NET ASSETS - 100.0%			$21,630,213

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $12,486,875 which represented 57.5% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

15

TrueShares Structured Outcome (August) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $495.73(a)(b)	$(25,517,205)	(413)	$(12,547)
TOTAL WRITTEN OPTIONS (Premiums received $523,320)			$(12,547)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,119,268	$—	$2,119,268
Money Market Funds	15,745	—	—	15,745
U.S. Treasury Bills	—	19,364,727		19,364,727
Total Investments	$15,745	$21,483,995	$—	$21,499,740
Liabilities:
Investments:
Written Options	$—	$(12,547)	$—	$(12,547)
Total Investments	$—	$(12,547)	$—	$(12,547)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

TrueShares Structured Outcome (September) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.7%
Call Options - 8.7%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68(a)(b)(g)	$98,732,430	1,598	$9,825,767
TOTAL PURCHASED OPTIONS (Cost $4,852,436)			9,825,767
		Shares
SHORT-TERM INVESTMENTS - 91.3%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		82,981	82,981
		Par
U.S. Treasury Bills - 91.2%
4.25%, 08/07/2025(d)(f)		$103,773,000	103,320,567
TOTAL SHORT-TERM INVESTMENTS (Cost $103,409,470)			103,403,548
TOTAL INVESTMENTS - 100.0% (Cost $108,261,906)			$113,229,315
Liabilities in Excess of Other Assets - (0.0)%(e)			(50,182)
TOTAL NET ASSETS - 100.0%			$113,179,133

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	Represents less than (0.05)% of net assets.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $20,211,289 which represented 17.9% of net assets.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

17

TrueShares Structured Outcome (September) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $507.31(a)(b)	$(133,208,460)	(2,156)	$(238,540)
TOTAL WRITTEN OPTIONS (Premiums received $2,382,221)			$(238,540)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$9,825,766	$—	$9,825,766
Money Market Funds	82,981	—	—	82,981
U.S. Treasury Bills	—	103,320,567	—	103,320,567
Total Investments	$82,981	$113,146,333	$—	$113,229,314
Liabilities:
Investments:
Written Options	$—	$(238,540)	$—	$(238,540)
Total Investments	$—	$(238,540)	$—	$(238,540)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

TrueShares Structured Outcome (October) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.6%
Call Options - 7.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76(a)(b)(f)	$28,915,380	468	$2,589,664
TOTAL PURCHASED OPTIONS (Cost $2,091,530)			2,589,664
		Shares
SHORT-TERM INVESTMENTS - 92.6%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.23%(c)		55,953	55,953
		Par
U.S. Treasury Bills - 92.4%
4.18%, 09/04/2025(d)(e)		$31,563,000	31,320,940
TOTAL SHORT-TERM INVESTMENTS (Cost $31,386,112)			31,376,893
TOTAL INVESTMENTS - 100.2% (Cost $33,477,642)			$33,966,557
Liabilities in Excess of Other Assets - (0.2)%			(60,430)
TOTAL NET ASSETS - 100.0%			$33,906,127

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $9,923,100 which represented 29.3% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

19

TrueShares Structured Outcome (October) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $516.38(a)(b)	$(38,739,195)	(627)	$(161,371)
TOTAL WRITTEN OPTIONS (Premiums received $779,570)			$(161,371)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,589,664	$—	$2,589,664
Money Market Funds	55,953	—	—	55,953
U.S. Treasury Bills	—	31,320,940	—	31,320,940
Total Investments	$55,953	$33,910,604	$—	$33,966,557
Liabilities:
Investments:
Written Options	$—	$(161,371)	$—	$(161,371)
Total Investments	$—	$(161,371)	$—	$(161,371)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

TrueShares Structured Outcome (November) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.9%
Call Options - 8.9%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64(a)(b)(f)	$26,382,195	427	$2,746,733
TOTAL PURCHASED OPTIONS (Cost $2,137,393)			2,746,733
		Shares
SHORT-TERM INVESTMENTS - 91.6%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		22,327	22,327
		Par
U.S. Treasury Bills - 91.5%
4.15%, 10/02/2025(d)(e)		$28,681,000	28,368,366
TOTAL SHORT-TERM INVESTMENTS (Cost $28,405,902)			28,390,693
TOTAL INVESTMENTS - 100.5% (Cost $30,543,295)			$31,137,426
Liabilities in Excess of Other Assets - (0.5)%			(151,281)
TOTAL NET ASSETS - 100.0%			$30,986,145

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $8,407,180 which represented 27.1% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

21

TrueShares Structured Outcome (November) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $511.78(a)(b)	$(36,020,655)	(583)	$(216,031)
TOTAL WRITTEN OPTIONS (Premiums received $819,383)			$(216,031)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,746,733	$—	$2,746,733
Money Market Funds	22,327	—	—	22,327
U.S. Treasury Bills	—	28,368,366	—	28,368,366
Total Investments	$22,327	$31,115,099	$—	$31,137,426
Liabilities:
Investments:
Written Options	$—	$(216,031)	$—	$(216,031)
Total Investments	$—	$(216,031)	$—	$(216,031)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

22

TrueShares Structured Outcome (December) ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.5%
Call Options - 5.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55(a)(b)(f)	$17,732,295	287	$1,169,436
TOTAL PURCHASED OPTIONS (Cost $1,161,243)			1,169,436
		Shares
SHORT-TERM INVESTMENTS - 94.8%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)		15,366	15,366
		Par
U.S. Treasury Bills - 94.7%
4.27%, 11/28/2025(d)(e)		$20,351,000	20,001,524
TOTAL SHORT-TERM INVESTMENTS (Cost $20,018,734)			20,016,890
TOTAL INVESTMENTS - 100.3% (Cost $21,179,977)			$21,186,326
Liabilities in Excess of Other Assets - (0.3)%			(61,411)
TOTAL NET ASSETS - 100.0%			$21,124,915

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $14,742,150 which represented 69.8% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of these financial statements.

23

TrueShares Structured Outcome (December) ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $542.30(a)(b)	$(24,219,720)	(392)	$(284,561)
TOTAL WRITTEN OPTIONS (Premiums received $576,567)			$(284,561)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,169,436	$—	$1,169,436
Money Market Funds	15,366	—	—	15,366
U.S. Treasury Bills	—	20,001,524	—	20,001,524
Total Investments	$15,366	$21,170,960	$—	$21,186,326
Liabilities:
Investments:
Written Options	$—	$(284,561)	$—	$(284,561)
Total Investments	$—	$(284,561)	$—	$(284,561)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

TRUESHARES ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
ASSETS:
Investments, at value	$23,943,056	$9,467,326	$14,205,877	$11,057,952	$8,827,160
Deposit at broker for option contracts	668,393	43,206	51,000	513,056	130,588
Interest receivable	2,406	172	560	2,110	171
Receivable for investments sold	—	—	741,993	—	—
Receivable for transaction fee	—	—	131	—	—
Total assets	24,613,855	9,510,704	14,999,561	11,573,118	8,957,919
LIABILITIES:
Written option contracts, at value	333,801	172,819	268,749	179,847	146,080
Payable to adviser	15,344	5,927	9,131	7,144	5,521
Payable for investments purchased	—	—	11,517	—	—
Payable for capital shares redeemed	—	—	653,766	—	—
Total liabilities	349,145	178,746	943,163	186,991	151,601
NET ASSETS	$ 24,264,710	$9,331,958	$14,056,398	$11,386,127	$8,806,318
Net Assets Consists of:
Paid-in capital	$24,041,003	$8,396,321	$12,488,615	$10,141,699	$8,614,921
Total distributable earnings	223,707	935,637	1,567,783	1,244,428	191,397
Total net assets	$ 24,264,710	$9,331,958	$14,056,398	$11,386,127	$8,806,318
Net assets	$24,264,710	$9,331,958	$14,056,398	$11,386,127	$8,806,318
Shares issued and outstanding(a)	680,000	260,000	430,000	320,000	280,000
Net asset value per share	$35.68	$35.89	$32.69	$35.58	$31.45
COST:
Investments, at cost	$23,578,896	$9,426,356	$14,003,505	$10,521,259	$8,407,410
Proceeds:
Written options premium received	$706,782	$264,830	$432,611	$338,068	$322,472

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

TRUESHARES ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
ASSETS:
Investments, at value	$9,170,612	$33,722,107	$21,499,740	$113,229,315	$33,966,557
Deposit at broker for option contracts	457,030	241,360	156,157	64,028	122,026
Interest receivable	1,491	32,856	574	599	580
Receivable for investments sold	—	4,885,928	—	993,042	—
Receivable for transaction fee	—	—	—	159	—
Total assets	9,629,133	38,882,251	21,656,471	114,287,143	34,089,163
LIABILITIES:
Written option contracts, at value	226,028	1,161,555	12,547	238,540	161,371
Payable to adviser	5,960	24,848	13,711	72,227	21,665
Payable for investments purchased	—	2,520,330	—	1,611	—
Payable for capital shares redeemed	—	—	—	795,632	—
Total liabilities	231,988	3,706,733	26,258	1,108,010	183,036
NET ASSETS	$ 9,397,145	$35,175,518	$21,630,213	$113,179,133	$33,906,127
Net Assets Consists of:
Paid-in capital	$8,826,311	$31,808,053	$20,113,653	$105,510,841	$32,428,007
Total distributable earnings	570,834	3,367,465	1,516,560	7,668,292	1,478,120
Total net assets	$ 9,397,145	$35,175,518	$21,630,213	$113,179,133	$33,906,127
Net assets	$9,397,145	$35,175,518	$21,630,213	$113,179,133	$33,906,127
Shares issued and outstanding(a)	305,000	810,000	535,000	2,845,000	830,000
Net asset value per share	$30.81	$43.43	$40.43	$39.78	$40.85
Cost:
Investments, at cost	$8,949,196	$33,694,370	$20,390,935	$108,261,906	$33,477,642
PROCEEDS:
Written options premium received	$323,352	$1,160,255	$523,320	$2,382,221	$779,570

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

TRUESHARES ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
ASSETS:
Investments, at value	$31,137,426	$21,186,326
Deposit at broker for option contracts	83,593	236,019
Interest receivable	637	821
Total assets	31,221,656	21,423,166
LIABILITIES:
Written option contracts, at value	216,031	284,561
Payable to adviser	19,480	13,690
Total liabilities	235,511	298,251
NET ASSETS	$ 30,986,145	$21,124,915
Net Assets Consists of:
Paid-in capital	$30,867,973	$24,109,631
Total distributable earnings/(accumulated losses)	118,172	(2,984,716)
Total net assets	$ 30,986,145	$21,124,915
Net assets	$30,986,145	$21,124,915
Shares issued and outstanding(a)	740,000	550,000
Net asset value per share	$41.87	$38.41
Cost:
Investments, at cost	$30,543,295	$21,179,977
PROCEEDS:
Written options premium received	$819,383	$576,567

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

27

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
INVESTMENT INCOME:
Dividend income	$16,442	$7,218	$14,085	$12,867	$8,774
Interest income	643,670	147,784	370,019	408,462	182,106
Total investment income	660,112	155,002	384,104	421,329	190,880
EXPENSES:
Investment advisory fee	128,836	29,743	73,148	83,325	37,902
Interest expense	135	24	487	26	37
Total expenses	128,971	29,767	73,635	83,351	37,939
Net INVESTMENT INCOME	531,141	125,235	310,469	337,978	152,941
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(325,538)	620,550	705,248	(431,699)	(380,602)
Written option contracts expired or closed	53,033	56,140	202,318	641,730	147,568
Net realized gain (loss)	(272,505)	676,690	907,566	210,031	(233,034)
Net change in unrealized appreciation (depreciation) on:
Investments	357,929	(529,703)	(1,008,578)	(456,428)	151,740
Written option contracts	377,177	(48,742)	(272,944)	(492,485)	82,432
Net change in unrealized appreciation (depreciation)	735,106	(578,445)	(1,281,522)	(948,913)	234,172
Net realized and unrealized gain (loss)	462,601	98,245	(373,956)	(738,882)	1,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$993,742	$223,480	$(63,487)	$(400,904)	$154,079

The accompanying notes are an integral part of these financial statements.

28

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
INVESTMENT INCOME:
Dividend income	$5,173	$35,255	$8,402	$48,500	$9,935
Interest income	127,650	808,111	572,038	898,457	512,286
Total investment income	132,823	843,366	580,440	946,957	522,221
EXPENSES:
Investment advisory fee	24,755	150,766	108,306	182,978	100,958
Interest expense	—	—	101	40	66
Total expenses	24,755	150,766	108,407	183,018	101,024
Net INVESTMENT INCOME	108,068	692,600	472,033	763,939	421,197
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	43,189	1,868,525	(468,687)	18,692	(34,073)
Written option contracts expired or closed	100,316	900,464	39,598	11,995	2,984
Net realized gain (loss)	143,505	2,768,989	(429,089)	30,687	(31,089)
Net change in unrealized appreciation (depreciation) on:
Investments	22,718	(1,046,788)	616,217	4,551,004	507,200
Written option contracts	36,229	(482,429)	264,138	1,853,095	506,770
Net change in unrealized appreciation (depreciation)	58,947	(1,529,217)	880,355	6,404,099	1,013,970
Net realized and unrealized gain	202,452	1,239,772	451,266	6,434,786	982,881
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 310,520	$1,932,372	$923,299	$7,198,725	$1,404,078

The accompanying notes are an integral part of these financial statements.

29

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
INVESTMENT INCOME:
Dividend income	$3,441	$6,090
Interest income	491,624	1,244,554
Total investment income	495,065	1,250,644
EXPENSES:
Investment advisory fee	98,975	233,925
Interest expense	32	65
Other expenses and fees	12	—
Total expenses	99,019	233,990
Net INVESTMENT INCOME	396,046	1,016,654
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(47,433)	(2,851,036)
Written option contracts expired or closed	(9,949)	(1,534,533)
Net realized loss	(57,382)	(4,385,569)
Net change in unrealized appreciation (depreciation) on:
Investments	385,484	1,229,100
Written option contracts	378,411	659,762
Net change in unrealized appreciation (depreciation)	763,895	1,888,862
Net realized and unrealized gain (loss)	706,513	(2,496,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,102,559	$(1,480,053)

The accompanying notes are an integral part of these financial statements.

30

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets

	TrueShares Structured Outcome (January) ETF		TrueShares Structured Outcome (February) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$531,141	$637,105	$125,235	$213,513
Net realized gain (loss)	(272,505)	2,604,247	676,690	308,542
Net change in unrealized appreciation (depreciation)	735,106	5,437	(578,445)	436,927
Net increase in net assets from operations	993,742	3,246,789	223,480	958,982
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(731,620)	—	(253,412)
Total distributions to shareholders	—	(731,620)	—	(253,412)
CAPITAL TRANSACTIONS:
Creations	17,827,150	68,166,267	10,841,940	5,897,048
Redemptions	(21,709,048)	(48,926,323)	(8,282,357)	(3,721,188)
ETF transaction fees (See Note 4)	7,906	12,142	1,573	438
Net increase (decrease) in net assets from capital transactions	(3,873,992)	19,252,086	2,561,156	2,176,298
NET INCREASE (DECREASE) IN NET ASSETS	(2,880,250)	21,767,255	2,784,636	2,881,868
NET ASSETS:
Beginning of the period	27,144,960	5,377,705	6,547,322	3,665,454
End of the period	$24,264,710	$27,144,960	$9,331,958	$6,547,322
SHARES TRANSACTIONS
Creations	520,000	2,050,000	310,000	190,000
Redemptions	(630,000)	(1,440,000)	(240,000)	(120,000)
Total increase (decrease) in shares outstanding	(110,000)	610,000	70,000	70,000

The accompanying notes are an integral part of these financial statements.

31

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (March) ETF		TrueShares Structured Outcome (April) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$310,469	$817,938	$337,978	$658,363
Net realized gain	907,566	1,571,591	210,031	1,499,929
Net change in unrealized appreciation (depreciation)	(1,281,522)	1,298,819	(948,913)	1,188,188
Net increase (decrease) in net assets from operations	(63,487)	3,688,348	(400,904)	3,346,480
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(899,328)	—	(655,696)
Total distributions to shareholders	—	(899,328)	—	(655,696)
CAPITAL TRANSACTIONS:
Creations	31,468,193	52,256,786	30,906,725	43,342,628
Redemptions	(37,136,187)	(39,168,156)	(42,770,052)	(27,450,054)
ETF transaction fees (See Note 4)	5,453	12,301	4,759	12,239
Net increase (decrease) in net assets from capital transactions	(5,662,541)	13,100,931	(11,858,568)	15,904,813
NET INCREASE (DECREASE) IN NET ASSETS	(5,726,028)	15,889,951	(12,259,472)	18,595,597
NET ASSETS:
Beginning of the period	19,782,426	3,892,475	23,645,599	5,050,002
End of the period	$14,056,398	$19,782,426	$11,386,127	$23,645,599
SHARES TRANSACTIONS
Creations	990,000	1,800,000	930,000	1,350,000
Redemptions	(1,190,000)	(1,310,000)	(1,300,000)	(830,000)
Total increase (decrease) in shares outstanding	(200,000)	490,000	(370,000)	520,000

The accompanying notes are an integral part of these financial statements.

32

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (May) ETF		TrueShares Structured Outcome (June) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$152,941	$188,837	$108,068	$159,817
Net realized gain (loss)	(233,034)	505,647	143,505	489,075
Net change in unrealized appreciation	234,172	1,005	58,947	5,202
Net increase in net assets from operations	154,079	695,489	310,520	654,094
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(187,684)	—	(182,184)
Total distributions to shareholders	—	(187,684)	—	(182,184)
CAPITAL TRANSACTIONS:
Creations	4,543,126	9,352,858	15,166,522	5,750,511
Redemptions	(5,536,147)	(4,652,501)	(10,685,780)	(4,899,811)
ETF transaction fees (See Note 4)	2,016	1,048	1,489	878
Net increase (decrease) in net assets from capital transactions	(991,005)	4,701,405	4,482,231	851,578
NET INCREASE (DECREASE) IN NET ASSETS	(836,926)	5,209,210	4,792,751	1,323,488
NET ASSETS:
Beginning of the period	9,643,244	4,434,034	4,604,394	3,280,906
End of the period	$8,806,318	$9,643,244	$9,397,145	$4,604,394
SHARES TRANSACTIONS
Creations	150,000	320,000	510,000	200,000
Redemptions	(190,000)	(170,000)	(360,000)	(170,000)
Total increase (decrease) in shares outstanding	(40,000)	150,000	150,000	30,000

The accompanying notes are an integral part of these financial statements.

33

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$692,600	$1,105,067	$472,033	$655,347
Net realized gain (loss)	2,768,989	1,851,537	(429,089)	1,557,443
Net change in unrealized appreciation (depreciation)	(1,529,217)	1,021,992	880,355	440,650
Net increase in net assets from operations	1,932,372	3,978,596	923,299	2,653,440
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(1,097,643)	—	(653,147)
Total distributions to shareholders	—	(1,097,643)	—	(653,147)
CAPITAL TRANSACTIONS:
Creations	51,392,556	70,884,014	46,779,823	28,815,758
Redemptions	(51,502,230)	(53,471,501)	(42,165,174)	(30,235,960)
ETF transaction fees (See Note 4)	6,858	16,268	17,789	5,457
Net increase (decrease) in net assets from capital transactions	(102,816)	17,428,781	4,632,438	(1,414,745)
NET INCREASE (DECREASE) IN NET ASSETS	1,829,556	20,309,734	5,555,737	585,548
NET ASSETS:
Beginning of the period	33,345,962	13,036,228	16,074,476	15,488,928
End of the period	$35,175,518	$33,345,962	$21,630,213	$16,074,476
SHARES TRANSACTIONS
Creations	1,230,000	1,760,000	1,250,000	760,000
Redemptions	(1,220,000)	(1,320,000)	(1,130,000)	(800,000)
Total increase (decrease) in shares outstanding	10,000	440,000	120,000	(40,000)

The accompanying notes are an integral part of these financial statements.

34

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$763,939	$700,186	$421,197	$206,376
Net realized gain (loss)	30,687	2,613,036	(31,089)	1,210,247
Net change in unrealized appreciation (depreciation)	6,404,099	144,613	1,013,970	(167,955)
Net increase in net assets from operations	7,198,725	3,457,835	1,404,078	1,248,668
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(698,133)	—	(192,856)
Total distributions to shareholders	—	(698,133)	—	(192,856)
CAPITAL TRANSACTIONS:
Creations	88,216,827	31,516,005	18,774,276	26,172,866
Redemptions	(1,573,920)	(32,190,918)	(1,589,260)	(15,597,202)
ETF transaction fees (See Note 4)	17,958	5,092	4,073	6,682
Net increase (decrease) in net assets from capital transactions	86,660,865	(669,821)	17,189,089	10,582,346
NET INCREASE (DECREASE) IN NET ASSETS	93,859,590	2,089,881	18,593,167	11,638,158
NET ASSETS:
Beginning of the period	19,319,543	17,229,662	15,312,959	3,674,801
End of the period	$ 113,179,133	$19,319,543	$33,906,127	$15,312,959
SHARES TRANSACTIONS
Creations	2,380,000	830,000	480,000	670,000
Redemptions	(40,000)	(840,000)	(40,000)	(390,000)
Total increase (decrease) in shares outstanding	2,340,000	(10,000)	440,000	280,000

The accompanying notes are an integral part of these financial statements.

35

TRUESHARES STRUCTURED OUTCOME ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$396,046	$651,823	$1,016,654	$1,876,821
Net realized gain (loss)	(57,382)	3,811,893	(4,385,569)	9,803,821
Net change in unrealized appreciation (depreciation)	763,895	(1,171,442)	1,888,862	(2,694,546)
Net increase (decrease) in net assets from operations	1,102,559	3,292,274	(1,480,053)	8,986,096
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(649,213)	—	(1,869,389)
Total distributions to shareholders	—	(649,213)	—	(1,869,389)
CAPITAL TRANSACTIONS:
Creations	8,923,557	26,258,436	10,767,135	96,864,661
Redemptions	(1,587,616)	(24,429,865)	(62,562,057)	(69,778,537)
ETF transaction fees (See Note 4)	2,102	1,075	14,666	7,786
Net increase (decrease) in net assets from capital transactions	7,338,043	1,829,646	(51,780,256)	27,093,910
NET INCREASE (DECREASE) IN NET ASSETS	8,440,602	4,472,707	(53,260,309)	34,210,617
NET ASSETS:
Beginning of the period	22,545,543	18,072,836	74,385,224	40,174,607
End of the period	$ 30,986,145	$22,545,543	$21,124,915	$74,385,224
SHARES TRANSACTIONS
Creations	220,000	640,000	290,000	2,560,000
Redemptions	(40,000)	(600,000)	(1,750,000)	(1,810,000)
Total increase (decrease) in shares outstanding	180,000	40,000	(1,460,000)	750,000

The accompanying notes are an integral part of these financial statements.

36

Financial Highlights
June 30, 2025 (Unaudited)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
TrueShares Structured Outcome (January) ETF
6/30/2025(f)	$34.36	0.55	0.76	1.31	—	—	—
12/31/2024	$29.88	1.19	4.20	5.39	(0.81)	(0.12)	(0.93)
12/31/2023	$25.77	0.95	3.92	4.87	(0.77)	—	(0.77)
12/31/2022	$29.10	(0.08)	(3.20)	(3.28)	—	(0.05)	(0.05)
12/31/2021(h)	$25.00	(0.19)	5.61	5.42	—	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
6/30/2025(f)	$34.46	0.56	0.86	1.42	—	—	—
12/31/2024	$30.55	1.17	4.07	5.24	(1.05)	(0.28)	(1.33)
12/31/2023	$27.04	1.01	4.58	5.59	(0.92)	(1.16)	(2.08)
12/31/2022	$30.15	(0.02)	(3.09)	(3.11)	—	—	—
12/31/2021(i)	$25.00	(0.20)	5.35	5.15	—	—	—
TrueShares Structured Outcome (March) ETF
6/30/2025(f)	$31.40	0.52	0.76	1.28	—	—	—
12/31/2024	$27.80	1.16	3.84	5.00	(1.29)	(0.13)	(1.42)
12/31/2023	$24.77	0.88	4.19	5.07	(0.91)	(1.13)	(2.04)
12/31/2022	$28.62	0.01	(3.67)	(3.66)	(0.01)	(0.18)	(0.19)
12/31/2021(j)	$25.00	(0.17)	4.48	4.31	—	(0.70)	(0.70)
TrueShares Structured Outcome (April) ETF
6/30/2025(f)	$34.27	0.54	0.76	1.30	—	—	—
12/31/2024	$29.71	1.25	4.24	5.49	(0.95)	—	(0.95)
12/31/2023	$24.99	0.80	4.78	5.58	(0.86)	—	(0.86)
12/31/2022	$28.40	0.14	(3.40)	(3.26)	(0.15)	—	(0.15)
12/31/2021(k)	$25.00	(0.16)	3.56	3.40	—	—	—
TrueShares Structured Outcome (May) ETF
6/30/2025(f)	$30.14	0.47	0.83	1.30	—	—	—
12/31/2024	$26.08	1.03	3.61	4.64	(0.59)	—	(0.59)
12/31/2023	$23.13	0.75	2.92	3.67	(0.72)	—	(0.72)
12/31/2022	$27.09	0.13	(3.93)	(3.80)	(0.16)	—	(0.16)
12/31/2021(l)	$25.00	(0.13)	2.72	2.59	—	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
6/30/2025(f)	$29.71	0.50	0.59	1.09	—	—	—
12/31/2024	$26.25	1.09	3.54	4.63	(1.03)	(0.15)	(1.18)
12/31/2023	$23.78	0.82	3.21	4.03	(1.10)	(0.48)	(1.58)
12/31/2022	$27.45	0.11	(3.65)	(3.54)	(0.13)	—	(0.13)
12/31/2021(m)	$25.00	(0.12)	2.66	2.54	—	(0.09)	(0.09)
TrueShares Structured Outcome (July) ETF
6/30/2025(f)	$41.68	0.74	1.00	1.74	—	—	—
12/31/2024	$36.21	1.58	5.24	6.82	(1.37)	—	(1.37)
12/31/2023	$31.84	1.15	4.51	5.66	(1.30)	—	(1.30)
12/31/2022	$35.21	0.16	(3.51)	(3.35)	(0.02)	—	(0.02)
12/31/2021	$29.20	(0.25)	6.25	6.00	—	—	—
12/31/2020(n)	$25.00	(0.09)	4.29	4.20	—	—	—

The accompanying notes are an integral part of these financial statements.

37

Financial Highlights
June 30, 2025 (Unaudited)(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$35.68	3.85%	$24,265	0.79%	3.26%	—%
0.02	$34.36	18.10%	$27,145	0.79%	3.58%	—%
0.01	$29.88	18.91%	$5,378	0.79%	3.40%	—%
—(g)	$25.77	−11.29%	$3,866	0.79%	(0.32)%	2,899%
—(g)	$29.10	21.65%	$2,182	0.79%	(0.77)%	—%

0.01	$35.89	4.16%	$9,332	0.79%	3.33%	—%
0.00(j)	$34.46	17.12%	$6,547	0.79%	3.48%	—%
—(g)	$30.55	20.64%	$3,665	0.79%	3.38%	—%
—(g)	$27.04	−10.30%	$2,704	0.79%	(0.09)%	1,309%
—(g)	$30.15	20.58%	$3,768	0.79%	(0.77)%	—%

0.01	$32.69	4.10%	$14,056	0.80%	3.35%	—%
0.02	$31.40	18.00%	$19,782	0.79%	3.76%	—%
—(g)	$27.80	20.45%	$3,892	0.79%	3.25%	67%
—(g)	$24.77	−12.76%	$3,716	0.79%	0.03%	1,280%
0.01	$28.62	17.24%	$5,724	0.79%	(0.76)%	—%

0.01	$35.58	3.83%	$11,386	0.79%	3.20%	—%
0.02	$34.27	18.52%	$23,646	0.79%	3.73%	741%
—(g)	$29.71	22.28%	$5,050	0.79%	2.88%	—%
—(g)	$24.99	−11.47%	$5,624	0.79%	0.55%	1,153%
—(g)	$28.40	13.59%	$6,389	0.79%	(0.77)%	—%

0.01	$31.45	4.37%	$8,806	0.79%	3.19%	—%
0.01	$30.14	17.76%	$9,643	0.79%	3.56%	—%
—(g)	$26.08	15.87%	$4,434	0.79%	3.02%	—%
—(g)	$23.13	−14.03%	$3,469	0.79%	0.54%	—%
0.01	$27.09	1,039.00%	$5,417	0.79%	(0.77)%	—%

0.01	$30.81	3.72%	$9,397	0.79%	3.45%	—%
0.01	$29.71	17.60%	$4,604	0.79%	3.75%	—%
0.02	$26.25	17.02%	$3,281	0.79%	3.22%	637%
—(g)	$23.78	−12.87%	$2,972	0.79%	0.46%	—%
—(g)	$27.45	10.13%	$4,117	0.79%	(0.77)%	—%

0.01	$43.43	4.18%	$35,176	0.79%	3.63%	—%
0.02	$41.68	18.85%	$33,346	0.79%	3.87%	—%
0.01	$36.21	17.81%	$13,036	0.79%	3.31%	—%
—(g)	$31.84	−9.50%	$11,939	0.79%	0.49%	—%
0.01	$35.21	20.56%	$14,963	0.79%	(0.76)%	1,307%
—(g)	$29.20	16.81%	$6,571	0.79%	(0.68)%	—%
The accompanying notes are an integral part of these financial statements.

38

Financial Highlights
June 30, 2025 (Unaudited)(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
TrueShares Structured Outcome (August) ETF
6/30/2025(f)	$38.73	0.64	1.04	1.68	—	—	—
12/31/2024	$34.04	1.44	4.81	6.25	(1.57)	—	(1.57)
12/31/2023	$30.02	1.14	4.03	5.17	(1.16)	—	(1.16)
12/31/2022	$33.70	0.16	(3.72)	(3.56)	(0.12)	—	(0.12)
12/31/2021	$27.89	(0.24)	6.04	5.80	—	—	—
12/31/2020(o)	$25.00	(0.08)	2.96	2.88	—	—	—
TrueShares Structured Outcome (September) ETF
6/30/2025(f)	$38.26	0.63	0.88	1.51	—	—	—
12/31/2024	$33.46	1.34	4.83	6.17	(1.38)	—	(1.38)
12/31/2023	$29.43	1.00	4.22	5.22	(1.19)	—	(1.19)
12/31/2022	$32.33	0.18	(2.88)	(2.70)	(0.20)	—	(0.20)
12/31/2021	$26.63	(0.23)	5.94	5.71	—	—	(0.02)
12/31/2020(p)	$25.00	(0.06)	1.68	1.62	—	—	—
TrueShares Structured Outcome (October) ETF
6/30/2025(f)	$39.26	0.63	0.95	1.58	—	—	—
12/31/2024	$33.41	1.28	5.02	6.30	(0.49)	—	(0.49)
12/31/2023	$29.18	1.00	4.31	5.31	(1.09)	—	(1.09)
12/31/2022	$32.75	0.14	(3.51)	(3.37)	—	—	(0.20)
12/31/2021	$27.21	(0.23)	5.77	5.54	—	—	—
12/31/2020(q)	$25.00	(0.05)	2.26	2.21	—	—	—
TrueShares Structured Outcome (November) ETF
6/30/2025(f)	$40.26	0.63	0.98	1.61	—	—	—
12/31/2024	$34.76	1.31	5.37	6.68	(1.18)	—	(1.18)
12/31/2023	$30.07	1.20	4.27	5.47	(0.79)	—	(0.79)
12/31/2022	$33.37	0.07	(3.30)	(3.23)	(0.07)	—	(0.07)
12/31/2021	$27.62	(0.24)	6.14	5.90	—	(0.17)	(0.17)
12/31/2020(r)	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
6/30/2025(f)	$37.01	0.62	0.77	1.39	—	—	—
12/31/2024	$31.88	1.25	4.81	6.06	(0.94)	—	(0.94)
12/31/2023	$27.36	1.22	3.68	4.90	(0.39)	—	(0.39)
12/31/2022	$30.43	(0.05)	(2.63)	(2.68)	—	(0.39)	(0.39)
12/31/2021	$25.44	(0.21)	5.33	5.12	—	(0.14)	(0.14)
12/31/2020(s)	$25.00	(0.02)	0.46	0.44	—	—	—

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights
June 30, 2025 (Unaudited)(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$40.43	4.38%	$21,630	0.79%	3.44%	—%
0.01	$38.73	18.35%	$16,074	0.79%	3.82%	—%
—(g)	$34.04	17.25%	$15,489	0.79%	3.51%	228%
—(g)	$30.02	−10.55%	$12,761	0.80%	0.51%	134%
0.01	$33.70	20.83%	$18,536	0.79%	(0.77)%	1,297%
0.01	$27.89	11.57%	$9,065	0.79%	(0.73)%	—%

0.01	$39.78	3.99%	$113,179	0.79%	3.30%	—%
0.01	$38.26	18.43%	$19,320	0.79%	3.61%	—%
—(g)	$33.46	17.72%	$17,230	0.79%	3.15%	—%
—(g)	$29.43	−8.34%	$20,598	0.79%	0.60%	—%
0.01	$32.33	20.83%	$25,861	0.79%	(0.76)%	1,301%
0.01	$26.63	6.51%	$10,651	0.79%	(0.73)%	—%

0.01	$40.85	4.04%	$33,906	0.79%	3.30%	—%
0.04	$39.26	18.99%	$15,313	0.79%	3.38%	—%
0.01	$33.41	18.23%	$3,675	0.79%	3.19%	3%
—(g)	$29.18	−10.31%	$4,377	0.79%	0.48%	—%
—(g)	$32.75	20.37%	$8,189	0.79%	(0.77)%	1,021%
—(g)	$27.21	8.85%	$4,082	0.79%	(0.73)%	—%

0.00(g)	$41.87	4.01%	$30,986	0.79%	3.16%	—%
0.00(g)	$40.26	19.19%	$22,546	0.79%	3.39%	—%
0.01	$34.76	18.21%	$18,073	0.79%	3.65%	—%
—(g)	$30.07	−9.66%	$9,772	0.79%	0.23%	—%
0.02	$33.37	21.40%	$14,181	0.79%	(0.76)%	1,302%
—(g)	$27.62	10.51%	$1,381	0.79%	(0.50)%	—%

0.01	$38.41	3.79%	$21,125	0.79%	3.43%	—%
0.01	$37.01	19.00%	$74,385	0.79%	3.52%	—%
0.01	$31.88	17.97%	$40,175	0.79%	4.02%	—%
—(g)	$27.36	−8.80%	$5,472	0.80%	(0.17)%	—%
0.01	$30.43	20.17%	$6,086	0.79%	(0.77)%	1,286%
—(g)	$25.44	1.75%	$5,723	0.79%	(0.74)%	—%
The accompanying notes are an integral part of these financial statements.

40

Financial Highlights
June 30, 2025 (Unaudited)(Continued)
(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was December 31, 2020.
(i)	Inception date of the Fund was January 29, 2021.
(j)	Inception date of the Fund was February 26, 2021.
(k)	Inception date of the Fund was March 31, 2021.
(l)	Inception date of the Fund was April 30, 2021.
(m)	Inception date of the Fund was May 28, 2021.
(n)	Inception date of the Fund was June 30, 2020.
(o)	Inception date of the Fund was July 31, 2020.
(p)	Inception date of the Fund was August 31, 2020.
(q)	Inception date of the Fund was September 30, 2020.
(r)	Inception date of the Fund was October 30, 2020.
(s)	Inception date of the Fund was November 30, 2020.
The accompanying notes are an integral part of these financial statements.

41

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
The TrueShares Structured Outcome ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the TrueShares ETFs consist of twelve active series identified below (each a “Fund,” and collectively, the “Funds” or “Structured Outcome ETFs”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Diversified	December 1, 2020

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

42

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Written Options for a summary of the valuations as of June 30, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described above.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to

43

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Interest income is accrued daily. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2025, the Funds’ period ended, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2025, the Funds’ period ended, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At June 30, 2025, the Funds’ period ended, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdiction.

44

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.
In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.
The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2025, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.

45

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Derivative Investments – The average monthly value outstanding of purchased and written options during the period ended June 30, 2025, were as follows:

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Options	$1,810,994	$393,200	$1,291,458	$1,863,375	$1,076,267	$552,618
Written Options	989,015	264,369	583,429	398,742	145,373	62,362

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Options	$2,728,285	$2,039,962	$3,586,431	$1,500,257	$1,806,451	$2,351,981
Written Options	244,994	351,855	410,733	465,941	491,808	1,976,531

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (January) ETF	Purchased Options	$1,844,383	$—
	Written Options	—	333,801
TrueShares Structured Outcome (February) ETF	Purchased Options	616,937	—
	Written Options	—	172,819
TrueShares Structured Outcome (March) ETF	Purchased Options	1,109,653	—
	Written Options	—	268,749
TrueShares Structured Outcome (April) ETF	Purchased Options	1,360,016	—
	Written Options	—	179,847
TrueShares Structured Outcome (May) ETF	Purchased Options	1,151,281	—
	Written Options	—	146,080
TrueShares Structured Outcome (June) ETF	Purchased Options	897,419	—
	Written Options	—	226,028
TrueShares Structured Outcome (July) ETF	Purchased Options	2,519,321	—
	Written Options	—	1,161,555
TrueShares Structured Outcome (August) ETF	Purchased Options	2,119,268	—
	Written Options	—	12,547
TrueShares Structured Outcome (September) ETF	Purchased Options	9,825,766	—
	Written Options	—	238,540
TrueShares Structured Outcome (October) ETF	Purchased Options	2,589,664	—
	Written Options	—	161,371
TrueShares Structured Outcome (November) ETF	Purchased Options	2,746,733	—
	Written Options	—	216,031
TrueShares Structured Outcome (December) ETF	Purchased Options	1,169,436	—
	Written Options	—	284,561

46

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended June 30, 2025:

		Net Realized Gain(Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	$(308,821)	$53,033	$376,370	$377,177
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	618,802	56,140	(527,834)	(48,742)
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	707,202	202,318	(1,001,191)	(272,943)
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	(423,046)	641,730	(438,855)	(492,484)
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	(377,198)	147,568	163,580	82,432
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	42,321	100,316	26,324	36,229
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	1,868,903	900,464	(974,922)	(482,429)
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	(466,733)	39,598	654,741	264,138
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	19,191	11,995	4,563,291	1,853,095
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	(32,738)	2,984	517,324	506,771
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	(44,558)	(9,949)	393,825	378,411
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	(2,876,591)	(1,534,533)	1,316,205	659,762

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow

47

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

48

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (January) ETF	$ —	$ —	$731,620	$ —
TrueShares Structured Outcome (February) ETF	$—	—	$253,412	—
TrueShares Structured Outcome (March) ETF	$—	—	$899,328	—
TrueShares Structured Outcome (April) ETF	$—	—	$655,696	—
TrueShares Structured Outcome (May) ETF	$—	—	$187,684	—
TrueShares Structured Outcome (June) ETF	$—	—	$182,184	—
TrueShares Structured Outcome (July) ETF	$—	—	$1,097,643	—
TrueShares Structured Outcome (August) ETF	$—	—	$653,147	—
TrueShares Structured Outcome (September) ETF	$—	—	$698,133	—
TrueShares Structured Outcome (October) ETF	$—	—	$192,856	—
TrueShares Structured Outcome (November) ETF	$—	—	$649,213	—
TrueShares Structured Outcome (December) ETF	$—	—	$1,869,389	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Structured Outcome January ETF	TrueShares Structured Outcome February ETF	TrueShares Structured Outcome March ETF	TrueShares Structured Outcome April ETF	TrueShares Structured Outcome May ETF	TrueShares Structured Outcome June ETF
Federal Tax Cost of Investments*	$24,026,690	$5,839,449	$18,165,494	$22,013,302	$9,284,876	$4,346,255
Gross Tax Unrealized Appreciation	$7,025	$711,427	$1,647,756	$1,648,016	$365,696	$259,795
Gross Tax Unrealized Depreciation	(1,864)	—	(18,610)	(5,351)	(3,880)	—
Net Tax Unrealized Appreciation (Depreciation)	5,161	711,427	1,629,146	1,642,665	361,816	259,795
Undistributed Ordinary Income	1,107	13,080	2,123	2,667	1,153	520
Other Accumulated Gain(Loss)	(776,302)	(12,350)	—	—	(325,651)	—
Total Distributable Earnings/ (Accumulated Losses)	$(770,034)	$712,157	$1,631,269	$1,645,332	$37,318	$260,315

*	Includes written option premiums.

49

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	TrueShares Structured Outcome July ETF	TrueShares Structured Outcome August ETF	TrueShares Structured Outcome September ETF	TrueShares Structured Outcome October ETF	TrueShares Structured Outcome November ETF	TrueShares Structured Outcome December ETF
Federal Tax Cost of Investments*	$31,988,423	$15,340,475	$18,656,765	$15,241,818	$22,519,389	$75,690,361
Gross Tax Unrealized Appreciation	$1,555,653	$739,223	$706,995	$143,993	$446,808	$86,042
Gross Tax Unrealized Depreciation	(180,954)	—	(32,463)	(83,472)	(14,040)	(1,677,183)
Net Tax Unrealized Appreciation (Depreciation)	1,374,699	739,223	674,532	60,521	432,768	(1,591,141)
Undistributed Ordinary Income	60,393	28,337	2,053	13,520	6,195	86,478
Other Accumulated Gain(Loss)	—	174,300	(207,018)	—	1,423,350	—
Total Distributable Earnings/ (Accumulated Losses)	$1,435,092	$593,260	$469,567	$74,041	$(984,387)	$(1,504,663)

*	Includes written option premiums.
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, TrueShares Structured Outcome January ETF deferred post-October losses of $776,302.
The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains are as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
TrueShares Structured Outcome January ETF	$396,465	$—	$—
TrueShares Structured Outcome February ETF	—	12,277	73
TrueShares Structured Outcome March ETF	—	—	—
TrueShares Structured Outcome April ETF	197,297	—	—
TrueShares Structured Outcome May ETF	7,319	325,651	—
TrueShares Structured Outcome June ETF	—	—	—
TrueShares Structured Outcome July ETF	39,161	—	—
TrueShares Structured Outcome August ETF	130,239	174,300	—
TrueShares Structured Outcome September ETF	154,829	207,018	—
TrueShares Structured Outcome October ETF	338,378	—	—
TrueShares Structured Outcome November ETF	—	1,422,270	1,080
TrueShares Structured Outcome December ETF	200,608	—	—

50

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Structured Outcome (January) ETF	$—	$—
TrueShares Structured Outcome (February) ETF	723,353	—
TrueShares Structured Outcome (March) ETF	1,697,662	(4,207)
TrueShares Structured Outcome (April) ETF	705,680	(184,101)
TrueShares Structured Outcome (May) ETF	—	—
TrueShares Structured Outcome (June) ETF	200,277	(22,005)
TrueShares Structured Outcome (July) ETF	1,802,881	—
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Structured Outcome (January) ETF	$ —	$ —	$ —	$—
TrueShares Structured Outcome (February) ETF	—	—	—	692,627
TrueShares Structured Outcome (March) ETF	—	—	—	—
TrueShares Structured Outcome (April) ETF	—	—	—	—
TrueShares Structured Outcome (May) ETF	—	—	—	—
TrueShares Structured Outcome (June) ETF	—	—	—	—
TrueShares Structured Outcome (July) ETF	—	—	—	—
TrueShares Structured Outcome (August) ETF	—	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. NEW ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. The Fund’s income, expenses, assets,

51

TRUESHARES STRUCTURED OUTCOME ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
The Board has approved an Agreement and Plan of Reorganization for the Funds to reorganize into newly created series of Elevation Series Trust.
In preparing these financial statements management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

52

TRUESHARES STRUCTURED OUTCOME ETFs
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were none during the period covered by this report.
TAX INFORMATION
For the fiscal year ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

TrueShares Structured Outcome (January) ETF	13.07%
TrueShares Structured Outcome (February) ETF	20.91%
TrueShares Structured Outcome (March) ETF	9.29%
TrueShares Structured Outcome (April) ETF	0.00%
TrueShares Structured Outcome (May) ETF	0.00%
TrueShares Structured Outcome (June) ETF	12.56%
TrueShares Structured Outcome (July) ETF	0.00%
TrueShares Structured Outcome (August) ETF	0.00%
TrueShares Structured Outcome (September) ETF	0.00%
TrueShares Structured Outcome (October) ETF	0.00%
TrueShares Structured Outcome (November) ETF	0.00%
TrueShares Structured Outcome (December) ETF	0.00%

53

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.